REAL ESTATE PROPERTIES FOR LEASE, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Impairment Effects on Earnings Per Share [Line Items]
Depreciation expense	$ 459,116	$ 348,485	$ 299,611
Amortization expense of land use right	171	5,878	6,753
Property, Plant and Equipment [Member]
Impairment Effects on Earnings Per Share [Line Items]
Depreciation expense	$ 3,180	$ 107,721	$ 116,985